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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09713

                     Active Assets Institutional Money Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
   (Address of principal executive offices)                           (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

                                                                    ANNUALIZED
PRINCIPAL                                                             YIELD
AMOUNT IN                                                           ON DATE OF
THOUSANDS                       DESCRIPTION                          PURCHASE          MATURITY DATES           VALUE
---------   ----------------------------------------------------   -------------   ---------------------   --------------
            COMMERCIAL PAPER (53.6%)
            Asset-Backed - Auto (2.0%)
 $ 33,460   DaimlerChrysler Revolving Auto Conduit LLC Series I        5.32%        04/24/07-06/28/07      $   33,115,670
                                                                                                           --------------
            Asset-Backed - Consumer (3.4%)
   10,000   Gemini Securitization Corp., LLC*                          5.32              04/27/07               9,963,542
   10,000   Mont Blanc Capital Corp.*                                  5.31              05/16/07               9,935,894
   15,000   Regency Markets No. 1 LLC*                                 5.31              05/18/07              14,899,471
   10,000   Thames Asset Global Securitization (TAGS)*                 5.30              06/15/07               9,892,289
   15,000   Three Rivers Funding Corp.*                                5.30              04/17/07              14,967,000
                                                                                                           --------------
                                                                                                               59,658,196
                                                                                                           --------------
            Asset-Backed - CDO (5.6%)
   20,164   Buckingham CDO LLC*                                        5.34              06/13/07              19,951,471
   40,472   Davis Square Funding VI (Delaware) Corp.*              5.31 - 5.34     04/02/07 - 04/10/07         40,448,025
   27,531   Klio II Funding Corp.*                                     5.32              04/20/07              27,458,180
   10,000   Klio III Funding Corp.*                                    5.32              04/25/07               9,966,139
                                                                                                           --------------
                                                                                                               97,823,815
                                                                                                           --------------
            Asset-Backed - Corporate (11.6%)
   10,000   Atlantis One Funding*                                      5.32              04/18/07               9,976,667
   15,000   CAFCO LLC*                                                 5.30              06/13/07              14,843,100
   80,821   Kaiserplatz Funding (Delaware) LLC*                    5.30 - 5.33     04/16/07 - 06/13/07         80,407,301
   54,611   Nieuw Amsterdam Receivables Corp.*                     5.30 - 5.32     05/21/07 - 07/30/07         53,902,732
   42,243   Simba Funding Corp.*                                   5.31 - 5.32     04/27/07 - 06/26/07         41,866,097
                                                                                                           --------------
                                                                                                              200,995,897
                                                                                                           --------------
            Asset-Backed - Mortgages (2.7%)
   48,020   Sydney Capital Corp.*                                  5.31 - 5.32     04/04/07 - 06/21/07         47,669,214
                                                                                                           --------------
            Asset-Backed - Securities (14.6%)
   30,005   Amstel Funding Corp.*                                  5.32 - 5.35     04/17/07 - 06/15/07         29,778,840
   15,201   Cancara Asset Securitization LLC*                          5.32              05/29/07              15,074,762
   35,000   Curzon Funding LLC*                                    5.31 - 5.34     04/13/07 - 06/20/07         34,805,745
   10,000   Galaxy Funding Inc.*                                       5.31              04/24/07               9,967,947
   10,000   Galleon Capital, LLC*                                      5.40              04/02/07              10,000,000
   79,500   Grampian Funding LLC*                                  5.30 - 5.35     04/23/07 - 08/03/07         78,472,623
    4,769   North Sea Funding LLC*                                     5.32              06/27/07               4,709,189
   61,490   Scaldis Capital LLC*                                   5.30 - 5.33     04/16/07 - 08/28/07         60,696,293
   10,000   Solitaire Funding LLC*                                     5.32              05/16/07               9,936,078
                                                                                                           --------------
                                                                                                              253,441,477
                                                                                                           --------------
            Asset-Backed - Structured Investment Vehicles (4.3%)
   10,000   Atlas Capital Funding Corp.*                               5.34              08/07/07               9,816,203
    5,900   Beta Finance*                                              5.32              06/28/07               5,825,571
   10,000   Cullinan Finance Corp.*                                 5.39 -5.45     04/24/07 - 02/01/08          9,983,974
   23,000   Dorada Finance Inc.*                                       5.31              06/15/07              22,752,501
   26,700   Links Finance LLC*                                     5.35 - 5.37     04/12/07 - 04/25/07         26,642,371
                                                                                                           --------------
                                                                                                               75,020,620
                                                                                                           --------------
            Banking (2.5%)
   44,000   Citigroup Funding Inc.                                 5.32 - 5.34     05/25/07 - 06/22/07         43,567,457
                                                                                                           --------------
            Insurance (0.8%)
   14,650   Irish Life & Permanent plc*                            5.31 - 5.35     05/21/07 - 08/03/07         14,492,827
                                                                                                           --------------
            International Banks (6.1%)
   10,000   Australia and New Zealand Banking Group, Ltd.*             5.32              06/18/07               9,888,564
   12,300   BNP Paribas Finance, Inc.                                  5.33              04/25/07              12,259,058
    5,000   DEPFA Bank plc*                                            5.32              06/21/07               4,941,889
    3,600   IXIS Commercial Paper Corp.*                               5.31              06/13/07               3,562,272
   10,000   Sanpaolo IMI U.S. Financial Co.                            5.33              04/27/07               9,963,819
    9,080   Societe Generale N.A., Inc.                                5.33              06/11/07               8,987,838

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
   21,900   Swedbank                                               5.29 - 5.33     05/02/07 - 08/15/07         21,715,643
   25,000   Swedbank Mortgage AB                                       5.30              09/24/07              24,372,917
    9,800   UBS Finance (Delaware) LLC                             5.31 - 5.32     06/01/07 - 07/06/07          9,697,272
                                                                                                           --------------
                                                                                                              105,389,272
                                                                                                           --------------
            TOTAL COMMERCIAL PAPER (Cost $931,174,445)                                                        931,174,445
                                                                                                           --------------
            FLOATING RATE NOTES  (25.2%)
            Asset-Backed - Structured Investment Vehicles (8.4%)
   60,000   Beta Finance*                                          5.29 - 5.36 +    04/10/07 -05/18/07 #       60,005,161
    5,000   CC USA Inc.*                                               5.37    +         04/02/07      #        5,000,599
   40,000   Cullinan Finance Corp.*                                    5.32    +         04/02/07      #       39,996,881
   42,000   Links Finance LLC*                                     5.30 - 5.32 +   04/10/07 - 06/28/07 #       41,999,573
                                                                                                           --------------
                                                                                                              147,002,214
                                                                                                           --------------
            Banking (2.2%)
    7,000   SunTrust Banks, Inc.                                       5.44    +         04/15/07      #        7,004,182
   31,200   Wachovia Corp.                                         5.43 - 5.44 +   04/23/07 - 05/08/07 #       31,213,821
                                                                                                           --------------
                                                                                                               38,218,003
                                                                                                           --------------
            Domestic Banks (2.4%)
   11,540   HSBC Bank USA Inc.                                         5.36    +         04/27/07      #       11,542,128
   30,000   SunTrust Bank                                              5.29    +         04/02/07      #       30,000,194
                                                                                                           --------------
                                                                                                               41,542,322
                                                                                                           --------------
            Financial Conglomerates (1.4%)
   25,000   General Electric Capital Corp.                             5.41    +   04/15/07 - 06/22/07 #       25,010,058
                                                                                                           --------------
            International Banks (6.4%)
   15,000   Barclays Bank plc                                          5.27    +         04/04/07      #       14,999,988
    9,000   BNP Paribas                                                5.30    +         04/03/07      #        8,999,492
   10,000   Caja de Ahorros y Monte de Piedad de Madrid                5.36    +         04/19/07      #       10,000,000
   47,000   Calyon North America Inc.                              5.28 - 5.33 +   05/10/07 - 06/13/07 #       46,996,618
   10,000   NATEXIS                                                    5.29    +         06/29/07      #        9,996,613
   20,000   Westpac Banking Corp.*                                 5.32 - 5.42 +   04/30/07 - 05/25/07 #       20,000,690
                                                                                                           --------------
                                                                                                              110,993,401
                                                                                                           --------------
            Investment Banks/Brokers (4.4%)
   40,000   Banc of America Securities, LLC*                           5.51    +         04/02/07      #       40,000,000
   25,000   Bear Stearns Companies Inc., (The)                     5.51 - 5.56 +         04/02/07      #       25,004,021
   12,000   Goldman Sachs Group, Inc. (The)                            5.49    +         04/05/07      #       12,009,283
                                                                                                           --------------
                                                                                                               77,013,304
                                                                                                           --------------
            TOTAL FLOATING RATE NOTES (Cost $439,779,302)                                                     439,779,302
                                                                                                           --------------
            REPURCHASE AGREEMENTS (11.9%)
   37,000   Banc of America Securities, LLC
            (dated 03/30/07; proceeds $37,016,712) (a)                 5.42              04/02/07              37,000,000
  170,620   Barclays Capital Inc.
            (dated 03/30/07; proceeds $170,696,495) (b)                5.38              04/02/07             170,620,000
                                                                                                           --------------
            TOTAL REPURCHASE AGREEMENTS (Cost $207,620,000)                                                   207,620,000
                                                                                                           --------------
            CERTIFICATES OF DEPOSIT (9.5%)
            International Banks
    5,000   Barclays Bank plc                                          5.35              04/14/08               5,000,000
   10,000   BNP Paribas                                                5.34              07/23/07              10,000,000
   20,000   DEPFA Bank plc                                         5.32 - 5.35     05/31/07 - 08/16/07         20,000,000
   10,000   Deutsche Bank AG                                           5.35              08/07/07              10,000,000
   16,000   Nordea Bank Finland - NY                                   5.42              05/21/07              15,996,900
   80,000   Norinchukin Bank                                       5.31 - 5.35     06/01/07 - 07/10/07         80,000,093
   10,000   Toronto Dominion Bank                                      5.33              06/15/07               9,999,244
    5,000   UniCredito Italiano SpA                                    5.30              07/23/07               4,999,890
   10,000   Westpac Banking Corp.                                      5.31              07/31/07               9,998,652
                                                                                                           --------------
            TOTAL CERTIFICATES OF DEPOSIT (Cost $165,994,779)                                                 165,994,779
                                                                                                           --------------

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
            TOTAL INVESTMENTS (Cost $1,744,568,526) (c)                                   100.2%            1,744,568,526
            LIABILITIES IN EXCESS OF OTHER ASSETS                                          (0.2)               (3,515,658)
                                                                                          -----            --------------
            NET ASSETS                                                                    100.0%            1,741,052,868
                                                                                          =====            ==============

----------
*    Resale is restricted to qualified institutional investors.

+    Rate shown is the rate in effect at March 31, 2007.

#    Date of next interest rate reset.

(a) Collateralized by Anglesea Funding plc 5.06% due 11/26/07 valued at $34,740,001.

(b) Collateralized by Federal National Mortgage Assoc. 6.00%-6.50% due 06/01/36-01/01/37 valued at $89,541,134 and Freddie Mac 5.00% due 04/01/37 valued at $84,491,266.

(c)  Cost is the same for federal income tax purposes.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 22, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
May 22, 2007


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